INCOME TAXES - Reconciliation of Temporary Differences in Deferred Tax Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of changes in deferred tax asset
Beginning balance	$ 96,945
Reversal	(21,883)
Ending balance	75,062
Investments
Reconciliation of changes in deferred tax asset
Beginning balance	10,731
Reversal	(10,731)
Ending balance	0
Long-term incentive plan accrual
Reconciliation of changes in deferred tax asset
Beginning balance	8,658
Reversal	(649)
Ending balance	8,009
Performance fees liability
Reconciliation of changes in deferred tax asset
Beginning balance	10,681
Reversal	(1,590)
Ending balance	9,091
Issuance costs
Reconciliation of changes in deferred tax asset
Beginning balance	12,912
Reversal	(4,189)
Ending balance	8,723
Net operating losses
Reconciliation of changes in deferred tax asset
Beginning balance	46,997
Reversal	(3,071)
Ending balance	43,926
Other
Reconciliation of changes in deferred tax asset
Beginning balance	6,966
Reversal	(1,653)
Ending balance	$ 5,313